U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 2, 2005

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	MDT Funds (the “Trust”) File Nos. 333-91856 and 811-21141

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the MDT Funds (the “Funds”), hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated November 28, 2005, and filed electronically as Post-Effective Amendment No. 8 to the Funds’ Registration Statement on Form N-1A on November 23, 2005.

Sincerely,

/s/ Rachel A. Lohrey

Rachel A. Lohrey
for U.S. Bancorp Fund Services, LLC